ASSET RETIREMENT OBLIGATIONS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Movements in asset retirement obligations
Balance at beginning of year	¥ 17,603	¥ 10,101
Liabilities incurred during the year		7,309
Accretion expense	271	193
Balance at end of year	¥ 17,874	¥ 17,603